PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, Net

Property and equipment as of June 30, 2019 and 2018 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2019	June 30, 2018
				Restated
Vehicles	5	3%	477,034	494,979
Office equipment	5	3%	196,365	203,751
Electric equipment	5	3%	23,678	24,569
Less: accumulated depreciation			(648,946)	(631,100)
Property and equipment, net			$48,131	$92,199